JPMorgan Healthcare Leaders ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Denmark — 4.0%
Ascendis Pharma A/S *	218	53,172
Genmab A/S *	263	75,702
Novo Nordisk A/S, Class B	5,014	237,170
		366,044
Germany — 1.9%
Fresenius SE & Co. KGaA	1,831	94,109
Sartorius AG (Preference)	298	75,106
		169,215
Israel — 1.6%
Teva Pharmaceutical Industries Ltd. *	4,084	145,306
Japan — 2.5%
Hoya Corp.	700	107,042
Takeda Pharmaceutical Co. Ltd.	3,400	116,741
		223,783
Netherlands — 2.3%
Argenx SE *	250	214,124
United Kingdom — 6.2%
AstraZeneca plc	2,007	341,411
GSK plc	8,605	223,755
		565,166
United States — 80.9%
Abbott Laboratories	2,669	282,113
AbbVie, Inc.	2,838	712,168
Align Technology, Inc. *	376	63,604
Alnylam Pharmaceuticals, Inc. *	311	63,917
Alumis, Inc. *	1,834	51,811
Apnimed, Inc. *	1,276	31,900
Arcus Biosciences, Inc. *	1,384	39,015
Bicara Therapeutics, Inc. *	1,484	40,216
Biogen, Inc. *	699	141,862
Boston Scientific Corp. *	2,069	96,684
Bridgebio Pharma, Inc. *	822	65,834
Bristol-Myers Squibb Co.	4,962	324,068
Cardinal Health, Inc.	597	137,328
Cencora, Inc.	604	188,049
Centene Corp. *	1,740	108,263
CG oncology, Inc. *	791	56,311
Charles River Laboratories International, Inc. *	259	60,220
CVS Health Corp.	2,458	256,689
Damora Therapeutics, Inc. *	1,166	33,802
Danaher Corp.	1,006	196,150
Disc Medicine, Inc. *	600	46,200
Dyne Therapeutics, Inc. *	2,968	74,734
Edwards Lifesciences Corp. *	1,827	157,250
Eli Lilly & Co.	613	704,239

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Erasca, Inc. *	1,956	35,501
Humana, Inc.	290	105,519
Insmed, Inc. *	894	88,148
Intuitive Surgical, Inc. *	496	175,252
IQVIA Holdings, Inc. *	661	155,348
Johnson & Johnson	1,706	437,333
LB Pharmaceuticals, Inc. *	1,258	50,421
Legend Biotech Corp., ADR *	1,539	28,549
Medtronic plc	367	31,338
Merck & Co., Inc.	3,359	437,342
Neurocrine Biosciences, Inc. *	399	66,553
Novartis AG (Registered)	926	144,819
PTC Therapeutics, Inc. *	658	44,751
Regeneron Pharmaceuticals, Inc.	190	144,900
Roche Holding AG	586	256,136
Spyre Therapeutics, Inc. *	710	69,814
Stryker Corp.	620	201,934
Thermo Fisher Scientific, Inc.	590	338,837
UnitedHealth Group, Inc.	1,281	530,847
Vertex Pharmaceuticals, Inc. *	155	73,951
		7,349,720
Total Common Stocks (Cost $7,732,546)		9,033,358
Total Investments — 99.4% (Cost $7,732,546)		9,033,358
Other Assets in Excess of Liabilities — 0.6%		52,864
NET ASSETS — 100.0%		9,086,222

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	38.8%
Biotechnology	24.0
Health Care Providers & Services	15.7
Health Care Equipment & Supplies	12.4
Life Sciences Tools & Services	9.1

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Denmark	$53,172	$312,872	$—	$366,044
Germany	—	169,215	—	169,215
Israel	—	145,306	—	145,306
Japan	—	223,783	—	223,783
Netherlands	—	214,124	—	214,124
United Kingdom	—	565,166	—	565,166
United States	6,948,765	400,955	—	7,349,720
Total Common Stocks	7,001,937	2,031,421	—	9,033,358

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$7,001,937	$2,031,421	$—	$9,033,358
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$—	$238,028	$238,028	$—	$—	$—	—	$250	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	—	584,680	584,680	—	—	—	—	210	—
Total	$—	$822,708	$822,708	$—	$—	$—		$460	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.